Exhibit 99.2

3097 Satellite Blvd., Ste. 400, Duluth, GA 30096

770.497.9100

7 November 2023

Tricon Residential 2023-SFR2 Trust
c/o Tricon American Homes
One Letterman Drive, Suite CM-300-800
San Francisco, California 94129-1492

RE: Tricon Residential 2023-SFR2 Trust (the “Issuing Entity”) HOA Discrepancy Review

Ladies and Gentlemen:

In connection with the offering (the “Offering”) of the securities of the Issuing Entity referenced above, we have conducted the HOA Discrepancy Review further described below. The review was conducted in accordance with what we believe to be customary residential title practice and was intended to assist in resolving certain discrepancies regarding whether specified properties may be subject to an active homeowners’, condominium, or other common-interest community association (each an “HOA”) as of the date hereof. A more detailed description of services performed and of our findings and conclusions is set forth below. The description below is intended to satisfy the disclosure requirements of Items 4 and 5 of FORM ABS DUE DILIGENCE-15E, which form has been provided to you concurrently herewith.

I. Manner and Scope of Review Performed (Item 4 of Form ABS Due Diligence-15E)

a. Background.

We have been informed that:

1. The securities are to be secured by, among other things, a mortgage loan (the “Mortgage Loan”) primarily secured by certain residential rental properties (the “Properties”).

2. Some of the Properties were previously designated by Tricon American Homes LLC (the “Loan Sponsor”) as not being subject to an HOA (“Non-HOA Properties”).

3. Based upon a review of the Properties conducted by a third party, certain discrepancies may have been identified suggesting that certain of the Non-HOA Properties may in fact be subject to an HOA; and/or an HOA Discrepancy Review for certain properties was deemed appropriate by the Loan Sponsor.

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b. Properties Subject to Review. [(1) through (3) of Item 4.]

The Loan Sponsor and/or Loan Sponsor’s agent provided us with a list of properties with respect to which we were requested to perform our HOA Discrepancy Review (each, a “Subject Property”; collectively, the “Subject Properties”). The list of Subject Properties is attached hereto as Schedule I. Our HOA Discrepancy Review did not include “sampling” the pool.  The Subject Properties were not chosen using randomization, probability sampling, or any other statistical methodology.  Rather, the Subject Properties were identified by you.  Accordingly, they may not be representative of the entire pool, as to which we make no representation.

c. How the Review Was Conducted. [(4) of Item 4]

We applied what we believe to be customary residential title practice to locate evidence that a Subject Property may be subject to an active HOA. We and/or our third-party vendor(s) employ a variety of customary searching methods, the most salient of which are described below, that are reasonably designed to reveal evidence regarding the existence of an active HOA (the “HOA Discrepancy Review”). Every property is unique, and not every search method is employed with respect to each of the Subject Properties. These methods are intended to allow us to reach a reasonable judgment regarding the likely existence of an active HOA. However, for a variety of reasons, including the reasons described below under “Limitations of Searching Methods,” it is not possible to determine with absolute certainty that no active HOA exists with respect to the Subject Properties.

Customary Searching Methods. Set forth below are certain customary inquiries which we and our third-party vendor(s) employ to locate evidence that an active HOA may exist. As noted, not all of these methods are used for every Subject Property.

1. Review of DCCR. In some instances, inquiry is made regarding whether the property is subject to any Declaration of Covenants, Conditions and Restrictions (“DCCR”) or similar documentation. Where a DCCR does exist, it may be examined to ascertain whether the creation of an HOA was contemplated.

2. Review of state registrations. A search of appropriate state records is sometimes conducted to ascertain whether an HOA has been registered as may be required by applicable law.

3. Internet searches. Standard search engines may be used to search the internet for evidence of an active HOA.

4. Review of prior mortgages. Certain mortgages to which the Subject Properties were previously subject may be reviewed, in order to ascertain whether a rider had been attached which would indicate that a Subject Property is part of a Planned Unit Development. This type of rider is intended to give the lender the right to pay any dues that may be owed, and therefore is commonly used where an active HOA is present.

5. Contacting listing agents. Inquiry is sometimes made of one or two listing agents who appear to list other properties in the same neighborhood as the Subject Property.

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6. Contacting homeowners or residents. Inquiry is sometimes made of one or two persons owning or residing at properties in the same development as the Subject Property.

Limitations of Searching Methods.

As noted, it is not possible for any inquiry to prove with absolute certainty that no HOA exists with respect to the Subject Properties, and customary searching methods are subject to certain inherent limitations. Those limitations include, but are not limited to, the following:

It is possible for an HOA to exist even though the DCCR reviewed does not contain an explicit reference to an HOA, or there appears to be no DCCR. This may happen for a number of reasons. For example, there may have been a drafting error in the DCCR, or an important amendment to the DCCR or the DCCR itself could have been misfiled or incorrectly referenced. Old or vague descriptions can also prevent this review from being definitive. It is also possible for a DCCR to contemplate an HOA, yet nonetheless one may not be active.

It is possible for an HOA to exist and yet not be registered with relevant state agencies. In some instances, an HOA may not be legally required to be registered. Furthermore, even when such a requirement applies, there may nonetheless be an HOA that is simply not in compliance with applicable registration requirements.

Many HOAs do not establish web sites or other presence on the world-wide net. Further, internet searches are, by their nature, imprecise. Thus, the lack of applicable search “hits” from general internet searching cannot prove that an HOA is not applicable to a Subject Property.

It is possible that a Subject Property has never been subject to a prior mortgage. Even where a prior mortgage does exist, it is possible for the lender to have failed to include a PUD rider in the mortgage, even if the property had been subject to an HOA.

Even when listing agents are contacted, there is no way of ensuring that any particular agent is in fact especially knowledgeable regarding any Subject Property or the neighborhood where the property is located.

Although neighborhood residents or homeowners are sometimes contacted for information, locating contact information for such persons is a random selection process. Persons contacted may not be able or willing to answer our questions, or they may even provide inaccurate information.

d. Additional Information Regarding Scope of Review. [(5) through (8) of Item 4]

We have not undertaken any data integrity or other review beyond what is described herein, nor was our review undertaken for the purpose of:

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1.                         Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization, or

2.                          Making any findings with respect to:

i.                             Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,

ii.                         The value of the Properties or any other collateral securing the Mortgage Loan,

iii.                      Whether the originators of the Mortgage Loan complied with federal, state and local laws and regulations, or

iv.                     Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the certificates that are secured by the Mortgage Loan will pay interest and principal in accordance with applicable terms and conditions.

Our HOA Discrepancy Review is limited to the procedures set forth in (c) above. Although we believe these procedures to be customary residential title practice to locate evidence that a property may be subject to an active HOA, we make no representation regarding the sufficiency of the procedures described in (c) above, either for the purpose for which this report has been requested or for any other purpose.

II. Summary of Findings and Conclusions from Our Review (Item 5 of Form ABS Due Diligence-15E)

Based upon the HOA Diligence Review conducted in accordance with the procedures outlined in Part I above, and assuming the accuracy of the information contained in the documents described therein, we concluded, as set forth in more detail in Schedule I attached hereto and subject to the limitations set forth herein, that:

To our knowledge, after inquiry as described above, none of the 504 Subject Properties set forth on Schedule I are subject to an active HOA.

Our conclusions are limited to the matters expressly stated herein, and no opinion is implied or may be inferred beyond the matters expressly stated herein.  The conclusions expressed herein are given only as of the dates set forth on Schedule I, and we undertake no responsibility to update or supplement this report after the date hereof for any reason.

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This report was prepared solely for the benefit of the addressee set forth above. It should not be relied on in any manner or for any purpose by any other person or entity, including prospective investors or ratings agencies in connection with the offering referenced above (collectively, “Third Parties”), except for placement agents involved directly with the placement of this securitization transaction. Accordingly, this report was not intended to create, and shall not be deemed to create any benefits, rights, duties, or obligations in or to, any such Third Parties.

Except as required by law, this report may not be quoted in whole or in part, including in any prospectus or offering memorandum, without our prior written consent.  In addition, this report is not assignable to any person or entity without our prior written approval.

OS National LLC

By:	s/ Jim Duggan
Name: Jim Duggan
Title: Director of Institutional Transactions

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Schedule I
Client Code	Address	HOA Status
90900716	8720 Gaines Drive	APPARENT NON-HOA PROPERTY
10110230	534 Hawthorne Street	APPARENT NON-HOA PROPERTY
90610415	3959 Monja Circle	APPARENT NON-HOA PROPERTY
90610545	4263 Powell Av	APPARENT NON-HOA PROPERTY
90900236	2337 Aspen Drive	APPARENT NON-HOA PROPERTY
90900500	3029 Ronay Drive	APPARENT NON-HOA PROPERTY
90900542	2838 Linhaven Drive	APPARENT NON-HOA PROPERTY
90900550	3804 Firethorn Drive	APPARENT NON-HOA PROPERTY
90900608	5105 Ragan Drive	APPARENT NON-HOA PROPERTY
90900610	1814 Concho Drive	APPARENT NON-HOA PROPERTY
90900621	4144 Pepperbush Drive	APPARENT NON-HOA PROPERTY
90900624	2707 Ravens Court	APPARENT NON-HOA PROPERTY
90900628	3720 Greenstone Drive	APPARENT NON-HOA PROPERTY
90900631	621 Babbling Brook Drive	APPARENT NON-HOA PROPERTY
90900636	6610 High Country Trail	APPARENT NON-HOA PROPERTY
90900637	817 Annapolis Drive	APPARENT NON-HOA PROPERTY
90900640	4715 Woodfield Drive	APPARENT NON-HOA PROPERTY
90900650	4920 Sandalwood Lane	APPARENT NON-HOA PROPERTY
90900662	7321 Indiana Avenue	APPARENT NON-HOA PROPERTY
90900663	5529 Kerry Lane	APPARENT NON-HOA PROPERTY
90900664	2713 Independence Drive	APPARENT NON-HOA PROPERTY
90900665	3209 Mahan Circle	APPARENT NON-HOA PROPERTY
90900666	7400 Catamaran Road	APPARENT NON-HOA PROPERTY
90900706	1425 Beckwith Drive	APPARENT NON-HOA PROPERTY
90900724	101 Juniper	APPARENT NON-HOA PROPERTY
90900726	7702 Pittsford	APPARENT NON-HOA PROPERTY
90900728	2825 Wakecrest Drive	APPARENT NON-HOA PROPERTY
90900744	405 Ridgecrest Drive	APPARENT NON-HOA PROPERTY
90900757	5911 Silkcrest	APPARENT NON-HOA PROPERTY
90900762	5312 Marsh Drive	APPARENT NON-HOA PROPERTY
90900767	1122 Oakbluff	APPARENT NON-HOA PROPERTY
90900770	2912 Candlewick Lane	APPARENT NON-HOA PROPERTY
90900771	10013 Pack Saddle Trail	APPARENT NON-HOA PROPERTY
90900790	5736 Sterling Green Trail	APPARENT NON-HOA PROPERTY
90900799	10212 Eureka Springs Court	APPARENT NON-HOA PROPERTY
90900805	7309 Amber Drive	APPARENT NON-HOA PROPERTY
90900812	7420 Bennington Drive	APPARENT NON-HOA PROPERTY
90900828	4517 Clear Lake Lane	APPARENT NON-HOA PROPERTY
90900838	3022 Autumn Run Drive	APPARENT NON-HOA PROPERTY
90900853	2821 El Paso Way	APPARENT NON-HOA PROPERTY
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90900858	528 Renee	APPARENT NON-HOA PROPERTY
90900861	4009 Pyracantha Drive	APPARENT NON-HOA PROPERTY
90900872	5833 Winell Drive	APPARENT NON-HOA PROPERTY
90900873	758 Tumbleweed Court	APPARENT NON-HOA PROPERTY
90900875	603 Kimberly Drive	APPARENT NON-HOA PROPERTY
90900898	609 Eagle Trace	APPARENT NON-HOA PROPERTY
90900905	1506 Cumberland	APPARENT NON-HOA PROPERTY
90900909	10712 Braemoor	APPARENT NON-HOA PROPERTY
90900912	4317 Yellowleaf Drive	APPARENT NON-HOA PROPERTY
90900914	6320 Maritime	APPARENT NON-HOA PROPERTY
90900916	521 Mockingbird	APPARENT NON-HOA PROPERTY
90900924	1810 Taylor	APPARENT NON-HOA PROPERTY
90900928	4229 Estes Park Circle	APPARENT NON-HOA PROPERTY
90900959	6406 Meadowmere	APPARENT NON-HOA PROPERTY
90900970	412 Sweet Gum	APPARENT NON-HOA PROPERTY
90900973	600 Alabaster Place	APPARENT NON-HOA PROPERTY
90900979	532 Lookout Mountain	APPARENT NON-HOA PROPERTY
90900993	1410 Rockdale Drive	APPARENT NON-HOA PROPERTY
90901003	800 Crystal Creek	APPARENT NON-HOA PROPERTY
90901010	806 Camino Court	APPARENT NON-HOA PROPERTY
90901015	3109 Wayfarer Road	APPARENT NON-HOA PROPERTY
90901016	1206 Hillcrest	APPARENT NON-HOA PROPERTY
90901024	4208 Middlebrook Drive	APPARENT NON-HOA PROPERTY
90901026	1409 Mallard	APPARENT NON-HOA PROPERTY
90901060	6402 Kelly Elliot Road	APPARENT NON-HOA PROPERTY
90901064	6901 Driffield Circle	APPARENT NON-HOA PROPERTY
90901069	2815 Scottsbluff	APPARENT NON-HOA PROPERTY
90901073	3512 Keri Lane	APPARENT NON-HOA PROPERTY
90901077	166 Highpointe Lane	APPARENT NON-HOA PROPERTY
90901079	3904 Corkwood Drive	APPARENT NON-HOA PROPERTY
90901094	1701 Pecan View Drive	APPARENT NON-HOA PROPERTY
90901120	724 King Street	APPARENT NON-HOA PROPERTY
90901140	405 Cross Cut Drive	APPARENT NON-HOA PROPERTY
90901150	3709 River Birch Road	APPARENT NON-HOA PROPERTY
90901156	213 Whitney Street	APPARENT NON-HOA PROPERTY
90901171	1420 Doris Drive	APPARENT NON-HOA PROPERTY
90901174	7221 Jurassic Drive	APPARENT NON-HOA PROPERTY
90901176	2817 Laurel Hill Drive	APPARENT NON-HOA PROPERTY
90901177	1508 Tuley Street	APPARENT NON-HOA PROPERTY
90901182	7116 Fire Hill Drive	APPARENT NON-HOA PROPERTY
90901196	1362 Meadow Creek Drive	APPARENT NON-HOA PROPERTY
91100490	104 Valeworth Drive	APPARENT NON-HOA PROPERTY
91200398	6819 N 30th Avenue	APPARENT NON-HOA PROPERTY
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91200420	8529 West Missouri Avenue	APPARENT NON-HOA PROPERTY
91200484	17221 North Paradise Park Drive	APPARENT NON-HOA PROPERTY
91200490	13129 N 21st Drive	APPARENT NON-HOA PROPERTY
91200545	3601 W Country Gables Drive	APPARENT NON-HOA PROPERTY
91200550	10831 W Sells Drive	APPARENT NON-HOA PROPERTY
91200642	18841 N 2nd Avenue	APPARENT NON-HOA PROPERTY
91200652	1010 W Blackhawk Drive	APPARENT NON-HOA PROPERTY
91200711	8517 W Lewis Avenue	APPARENT NON-HOA PROPERTY
91200714	2403 S Evergreen Road	APPARENT NON-HOA PROPERTY
91200730	245 N Newport Street	APPARENT NON-HOA PROPERTY
91200752	8668 W Hubbell Street	APPARENT NON-HOA PROPERTY
91200770	1313 N Avoca	APPARENT NON-HOA PROPERTY
91200780	10921 W Turney Avenue	APPARENT NON-HOA PROPERTY
91200944	7250 W Missouri Avenue	APPARENT NON-HOA PROPERTY
91200948	8329 W Ocotillo Road	APPARENT NON-HOA PROPERTY
91201090	8825 W Meadowbrook Avenue	APPARENT NON-HOA PROPERTY
91201108	1818 N 90th Drive	APPARENT NON-HOA PROPERTY
91201196	8566 W Denton Lane	APPARENT NON-HOA PROPERTY
91201204	808 N 67th Lane	APPARENT NON-HOA PROPERTY
91201210	6842 N 78th Avenue	APPARENT NON-HOA PROPERTY
91201216	10225 N 45 Avenue	APPARENT NON-HOA PROPERTY
91201302	5727 N 40th Lane	APPARENT NON-HOA PROPERTY
91201322	4131 W Kaler Drive	APPARENT NON-HOA PROPERTY
91201344	12019 N 29th Avenue	APPARENT NON-HOA PROPERTY
91201380	2763 E Windrose Drive	APPARENT NON-HOA PROPERTY
91201399	3026 W Michelle Drive	APPARENT NON-HOA PROPERTY
91201427	4127 W Mission Lane	APPARENT NON-HOA PROPERTY
91590533	6311 Coach Hill Lane	APPARENT NON-HOA PROPERTY
91590539	5842 Mullis Road	APPARENT NON-HOA PROPERTY
91590564	6520 Farmingdale Drive	APPARENT NON-HOA PROPERTY
91590586	6910 Saddle Ridge Road	APPARENT NON-HOA PROPERTY
91590595	7213 Guyandotte Place	APPARENT NON-HOA PROPERTY
91590603	6530 Lynmont Drive	APPARENT NON-HOA PROPERTY
91590610	7228 Idlewild Brook Lane	APPARENT NON-HOA PROPERTY
91590655	8608 Quarry Road	APPARENT NON-HOA PROPERTY
91590656	8618 Eaglewind Drive	APPARENT NON-HOA PROPERTY
91700266	1985 Ashland Drive	APPARENT NON-HOA PROPERTY
91700375	1411 Foxboro Drive	APPARENT NON-HOA PROPERTY
91700420	3209 Las Brisas Drive	APPARENT NON-HOA PROPERTY
91700448	38550 Alpha Avenue	APPARENT NON-HOA PROPERTY
91700453	92 Ventura Drive	APPARENT NON-HOA PROPERTY
91700537	818 Tarawood Lane	APPARENT NON-HOA PROPERTY
91700625	1020 Red Oak Circle	APPARENT NON-HOA PROPERTY
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91700658	616 Ephrata Drive	APPARENT NON-HOA PROPERTY
91701134	6517 Seafairer Drive	APPARENT NON-HOA PROPERTY
91701289	806 Bills Circle	APPARENT NON-HOA PROPERTY
91701345	1559 Sandalwood Drive	APPARENT NON-HOA PROPERTY
91800008	2579 Hard Twist Drive	APPARENT NON-HOA PROPERTY
91800120	4805 Corrol Bell Court	APPARENT NON-HOA PROPERTY
91800146	140 Ridge Brook Court	APPARENT NON-HOA PROPERTY
91800180	4930 Heritage Valley Drive	APPARENT NON-HOA PROPERTY
91800269	4003 Scarlett Lane NW	APPARENT NON-HOA PROPERTY
91800277	1410 Commonwealth Lane	APPARENT NON-HOA PROPERTY
91800350	2477 Jade Drive	APPARENT NON-HOA PROPERTY
91800351	4458 Shiloh Trail	APPARENT NON-HOA PROPERTY
91800354	2655 Paul Thomas Drive	APPARENT NON-HOA PROPERTY
91800375	2920 Williams Farm Drive	APPARENT NON-HOA PROPERTY
91800385	3183 Martin Drive SW	APPARENT NON-HOA PROPERTY
91800409	2655 Suncrest Drive	APPARENT NON-HOA PROPERTY
91800411	2912 Emerson Lake Drive	APPARENT NON-HOA PROPERTY
91800428	2961 Glynn Creek Court	APPARENT NON-HOA PROPERTY
91800529	1597 Canberra Drive	APPARENT NON-HOA PROPERTY
91803230	2847 Tuxford Moor	APPARENT NON-HOA PROPERTY
91803344	1125 Redan Trail	APPARENT NON-HOA PROPERTY
91900302	18742 Northview Place	APPARENT NON-HOA PROPERTY
91900330	621 Aberdeen Drive	APPARENT NON-HOA PROPERTY
91900351	6731 Troon Way	APPARENT NON-HOA PROPERTY
92200086	641 Custer Circle	APPARENT NON-HOA PROPERTY
92200088	1762 Bartlett Avenue	APPARENT NON-HOA PROPERTY
92200115	668 San Robar Drive	APPARENT NON-HOA PROPERTY
92200138	1805 Alder Drive West	APPARENT NON-HOA PROPERTY
92200141	1734 Alder Drive	APPARENT NON-HOA PROPERTY
92200174	417 Filmore Drive	APPARENT NON-HOA PROPERTY
92200177	340 Foxridge Road	APPARENT NON-HOA PROPERTY
92200198	7384 Amandas Crossing Drive South	APPARENT NON-HOA PROPERTY
92200260	12807 Serenade Circle N	APPARENT NON-HOA PROPERTY
92200289	1346 Sioux Street	APPARENT NON-HOA PROPERTY
92200330	7636 Collins Ridge Boulevard	APPARENT NON-HOA PROPERTY
92200393	7643 Collins Ridge Boulevard	APPARENT NON-HOA PROPERTY
92200394	6838 Candyroot Court	APPARENT NON-HOA PROPERTY
92200450	2468 Ridgecrest Avenue	APPARENT NON-HOA PROPERTY
92300031	815 Redhead Way	APPARENT NON-HOA PROPERTY
92300103	217 Sunhaven Drive	APPARENT NON-HOA PROPERTY
92300128	205 Elwood Street	APPARENT NON-HOA PROPERTY
92300144	2925 Teton Lane	APPARENT NON-HOA PROPERTY
92300286	118 Spencer Street	APPARENT NON-HOA PROPERTY
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92500099	808 Agnes Drive	APPARENT NON-HOA PROPERTY
92500106	5163 Tallow Wood Court	APPARENT NON-HOA PROPERTY
92500192	485 Sundown Trail	APPARENT NON-HOA PROPERTY
92500280	1268 Maximilian Street	APPARENT NON-HOA PROPERTY
92500348	1357 Trollman Avenue	APPARENT NON-HOA PROPERTY
92500436	4411 Chateau Road	APPARENT NON-HOA PROPERTY
92500444	4905 Leprechaun Way	APPARENT NON-HOA PROPERTY
92500475	6434 Undine Way	APPARENT NON-HOA PROPERTY
92500488	9208 New Orleans Drive	APPARENT NON-HOA PROPERTY
92500491	940 Prescott Boulevard	APPARENT NON-HOA PROPERTY
92500511	1754 Brightmeadow Court	APPARENT NON-HOA PROPERTY
10110158	1539 Karen Way	APPARENT NON-HOA PROPERTY
10110168	2511 Northview Drive	APPARENT NON-HOA PROPERTY
10110189	2118 Red Robin Lane	APPARENT NON-HOA PROPERTY
10110208	200 Clinton Street	APPARENT NON-HOA PROPERTY
10110240	8401 Sunblaze Way	APPARENT NON-HOA PROPERTY
10110260	5009 Estates Drive	APPARENT NON-HOA PROPERTY
10110274	316 Brookwood Road	APPARENT NON-HOA PROPERTY
10210013	1426 Pearl Street	APPARENT NON-HOA PROPERTY
10210031	3105 Rozanna Court	APPARENT NON-HOA PROPERTY
10210032	1421 Del Monte Avenue	APPARENT NON-HOA PROPERTY
10210034	1201 Claret Court	APPARENT NON-HOA PROPERTY
10210035	125 Amarillo Court	APPARENT NON-HOA PROPERTY
10210045	318 Brisk Avenue	APPARENT NON-HOA PROPERTY
10210047	620 Mayfair Avenue	APPARENT NON-HOA PROPERTY
10210052	12051 Eagle Peak Drive	APPARENT NON-HOA PROPERTY
10210059	2725 Don Pedro Road	APPARENT NON-HOA PROPERTY
10210062	1200 Muirswood Way	APPARENT NON-HOA PROPERTY
10210070	2428 Apache Lane	APPARENT NON-HOA PROPERTY
10210086	1624 River Road	APPARENT NON-HOA PROPERTY
10210093	1101 Sonora Avenue	APPARENT NON-HOA PROPERTY
10210108	604 Jeelu Way	APPARENT NON-HOA PROPERTY
10210109	605 Jeelu Way	APPARENT NON-HOA PROPERTY
10210111	609 Jeelu Way	APPARENT NON-HOA PROPERTY
30110076	912 Pepperwood Street	APPARENT NON-HOA PROPERTY
30110141	387 Arlington Circle	APPARENT NON-HOA PROPERTY
30110151	308 Honeysuckle Drive	APPARENT NON-HOA PROPERTY
30110160	285 Honeysuckle Court	APPARENT NON-HOA PROPERTY
30110223	469 Dahlia Street	APPARENT NON-HOA PROPERTY
30110241	717 Whispering Bay Lane	APPARENT NON-HOA PROPERTY
30310005	653 Marracco Drive	APPARENT NON-HOA PROPERTY
30310011	995 Ashwood Circle	APPARENT NON-HOA PROPERTY
30310025	1135 Majestic Court	APPARENT NON-HOA PROPERTY
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30310058	2572 Wabash Circle	APPARENT NON-HOA PROPERTY
30310075	2963 Springland Court	APPARENT NON-HOA PROPERTY
30310089	914 Horizon Court	APPARENT NON-HOA PROPERTY
30310143	3480 Everett Drive	APPARENT NON-HOA PROPERTY
30310155	870 Sage View Drive	APPARENT NON-HOA PROPERTY
40200013	1627 Saint Catherine Drive E	APPARENT NON-HOA PROPERTY
40200049	2120 E Orangehill Avenue	APPARENT NON-HOA PROPERTY
40200052	2853 Edenwood Street	APPARENT NON-HOA PROPERTY
40200109	2592 Elderberry Drive	APPARENT NON-HOA PROPERTY
40200114	4417 W Knox Street	APPARENT NON-HOA PROPERTY
40200116	6720 Twelve Oaks Boulevard	APPARENT NON-HOA PROPERTY
40200136	1732 N Old Coachman Road	APPARENT NON-HOA PROPERTY
40200252	16013 Woodpine Drive	APPARENT NON-HOA PROPERTY
50110710	7533 Riding Trail Road	APPARENT NON-HOA PROPERTY
50110808	10442 Camelback Circle	APPARENT NON-HOA PROPERTY
70300001	425 San Pablo Street	APPARENT NON-HOA PROPERTY
70500001	2754 Powder Drive	APPARENT NON-HOA PROPERTY
70500042	3033 Lida Lane	APPARENT NON-HOA PROPERTY
70500045	902 Desert View Drive	APPARENT NON-HOA PROPERTY
70500053	783 E York Way	APPARENT NON-HOA PROPERTY
70500069	3770 Vantage Way	APPARENT NON-HOA PROPERTY
70610004	6020 Montecito Way	APPARENT NON-HOA PROPERTY
70610040	8221 Abercrombe Way	APPARENT NON-HOA PROPERTY
70610045	7206 Nordic Lights Drive	APPARENT NON-HOA PROPERTY
70610047	5532 Spencer Street	APPARENT NON-HOA PROPERTY
70610062	4704 Millbrook Court	APPARENT NON-HOA PROPERTY
70610073	6435 Rosemount Avenue	APPARENT NON-HOA PROPERTY
70610075	5712 Fonchester Court	APPARENT NON-HOA PROPERTY
70610097	913 Wagon Train Drive	APPARENT NON-HOA PROPERTY
70610099	2168 Alisa Maria Way	APPARENT NON-HOA PROPERTY
70610101	2188 Alisa Maria Way	APPARENT NON-HOA PROPERTY
70610103	5917 Silver Heights Street	APPARENT NON-HOA PROPERTY
70610105	5796 Goodsprings Court	APPARENT NON-HOA PROPERTY
70610113	7344 Stoney Shore Drive	APPARENT NON-HOA PROPERTY
70610117	160 Deanna Way	APPARENT NON-HOA PROPERTY
70610130	6619 Clover Wood Lane	APPARENT NON-HOA PROPERTY
70610132	6615 Moose Creek Street	APPARENT NON-HOA PROPERTY
70610134	2102 Pilar Avenue	APPARENT NON-HOA PROPERTY
70610137	6597 Woodsworth Avenue	APPARENT NON-HOA PROPERTY
70610139	1209 Revolution Drive	APPARENT NON-HOA PROPERTY
70610151	4925 El Este Lane	APPARENT NON-HOA PROPERTY
70610155	1408 Strike Jumper Court	APPARENT NON-HOA PROPERTY
70610157	2733 Desert Stream Court	APPARENT NON-HOA PROPERTY
Page | 11

70610158	2876 Nikki Terrace	APPARENT NON-HOA PROPERTY
70610164	2890 Galena Peak Lane	APPARENT NON-HOA PROPERTY
70610166	2109 Cabrini Court	APPARENT NON-HOA PROPERTY
70610169	5582 Super Bowl Drive	APPARENT NON-HOA PROPERTY
70610176	7470 Pollock Drive	APPARENT NON-HOA PROPERTY
70610177	1121 Indian Hedge Drive	APPARENT NON-HOA PROPERTY
70610178	2468 Color Canyon Way	APPARENT NON-HOA PROPERTY
70610182	6505 Burlwood Way	APPARENT NON-HOA PROPERTY
70610183	1410 Firecrest Court	APPARENT NON-HOA PROPERTY
70610185	2416 Sunset Hills Court	APPARENT NON-HOA PROPERTY
70610196	5332 Dawes Court	APPARENT NON-HOA PROPERTY
70610201	593 Avon Avenue	APPARENT NON-HOA PROPERTY
70610202	1025 Pagosa Way	APPARENT NON-HOA PROPERTY
70610205	5890 Autumn Harvest Avenue	APPARENT NON-HOA PROPERTY
70610207	9036 Leisure Springs Drive	APPARENT NON-HOA PROPERTY
70610212	1985 Brassy Drive	APPARENT NON-HOA PROPERTY
70610234	6107 Marvin Street	APPARENT NON-HOA PROPERTY
70610235	6142 Bedrock Court	APPARENT NON-HOA PROPERTY
70610244	2231 Crown Valley Lane	APPARENT NON-HOA PROPERTY
70610257	6081 Apple Orchard Drive	APPARENT NON-HOA PROPERTY
70610268	3109 Emeritus Circle	APPARENT NON-HOA PROPERTY
70610271	101 Skytop Drive	APPARENT NON-HOA PROPERTY
70610278	4341 Sophia Way	APPARENT NON-HOA PROPERTY
90610557	5948 Round Castle Street	APPARENT NON-HOA PROPERTY
90900477	1521 Savannah Street	APPARENT NON-HOA PROPERTY
90900589	528 Jeffdale Drive	APPARENT NON-HOA PROPERTY
90900595	12236 Silver Mist Trail	APPARENT NON-HOA PROPERTY
90900638	1724 Crystal Way	APPARENT NON-HOA PROPERTY
90900643	945 Carlin Lane	APPARENT NON-HOA PROPERTY
90900653	808 SW Hillside Drive	APPARENT NON-HOA PROPERTY
90900667	1020 Duane Street	APPARENT NON-HOA PROPERTY
90900672	1005 Park Drive	APPARENT NON-HOA PROPERTY
90900673	804 NW James Circle	APPARENT NON-HOA PROPERTY
90900687	1401 Mapleton Court	APPARENT NON-HOA PROPERTY
90900694	648 Priscilla Lane	APPARENT NON-HOA PROPERTY
90900729	1141 Park Glen	APPARENT NON-HOA PROPERTY
90900736	3408 Rollingridge Circle	APPARENT NON-HOA PROPERTY
90900748	5513 Galaxie Road	APPARENT NON-HOA PROPERTY
90900765	1701 Homestead Place	APPARENT NON-HOA PROPERTY
90900845	4144 Summersweet Lane	APPARENT NON-HOA PROPERTY
90900880	4345 Sweet Clover Lane	APPARENT NON-HOA PROPERTY
90900918	925 Crowder	APPARENT NON-HOA PROPERTY
90900935	932 Crowder	APPARENT NON-HOA PROPERTY
Page | 12

90900948	3109 Nutmeg	APPARENT NON-HOA PROPERTY
90900954	8600 Woodstream	APPARENT NON-HOA PROPERTY
90900963	757 Dema	APPARENT NON-HOA PROPERTY
90901009	1416 Pine Lane	APPARENT NON-HOA PROPERTY
90901081	1168 Whispering Meadows	APPARENT NON-HOA PROPERTY
90901236	304 Lochness Court	APPARENT NON-HOA PROPERTY
90901286	12402 Fish Road	APPARENT NON-HOA PROPERTY
91200144	8701 W Coronado Road	APPARENT NON-HOA PROPERTY
91200281	13670 N 81st Drive	APPARENT NON-HOA PROPERTY
91200369	17613 N 8th Avenue	APPARENT NON-HOA PROPERTY
91200390	4833 W Beverly Lane	APPARENT NON-HOA PROPERTY
91200404	7315 W Ocotillo Road	APPARENT NON-HOA PROPERTY
91200424	17410 N 84th Lane	APPARENT NON-HOA PROPERTY
91200458	5328 West Seldon Lane	APPARENT NON-HOA PROPERTY
91200471	3318 West Mohawk Lane	APPARENT NON-HOA PROPERTY
91200481	11518 W Columbine Drive	APPARENT NON-HOA PROPERTY
91200491	3943 W Altadena Avenue	APPARENT NON-HOA PROPERTY
91200499	4135 W Stella Lane	APPARENT NON-HOA PROPERTY
91200527	12819 N 38th Avenue	APPARENT NON-HOA PROPERTY
91200574	12605 W Pershing Street	APPARENT NON-HOA PROPERTY
91200584	512 N Hassett St	APPARENT NON-HOA PROPERTY
91200593	2829 S Las Palmas Circle	APPARENT NON-HOA PROPERTY
91200606	18216 N 30th Lane	APPARENT NON-HOA PROPERTY
91200626	823 W Juanita Circle	APPARENT NON-HOA PROPERTY
91200631	1406 E Kerry Lane	APPARENT NON-HOA PROPERTY
91200651	6224 E Hannibal Street	APPARENT NON-HOA PROPERTY
91200653	726 E Temple Street	APPARENT NON-HOA PROPERTY
91200666	2066 W Peralta Avenue	APPARENT NON-HOA PROPERTY
91200667	10402 W Calle De Plata	APPARENT NON-HOA PROPERTY
91200680	21619 N 29th Drive	APPARENT NON-HOA PROPERTY
91200687	1625 N 74th Place	APPARENT NON-HOA PROPERTY
91200691	3046 W Villa Rita Drive	APPARENT NON-HOA PROPERTY
91200705	17844 N 34th Lane	APPARENT NON-HOA PROPERTY
91200709	10534 W Carlota Lane	APPARENT NON-HOA PROPERTY
91200710	6950 W Sierra Vista Drive	APPARENT NON-HOA PROPERTY
91200720	4401 W Onyx Avenue	APPARENT NON-HOA PROPERTY
91200722	1600 E Carla Vista Drive	APPARENT NON-HOA PROPERTY
91200738	2153 E Clair Drive	APPARENT NON-HOA PROPERTY
91200758	303 W Barrow Drive	APPARENT NON-HOA PROPERTY
91200765	8363 W Audrey Lane	APPARENT NON-HOA PROPERTY
91200798	3226 N Ellis Street	APPARENT NON-HOA PROPERTY
91200874	12211 N 47th Avenue	APPARENT NON-HOA PROPERTY
91200877	5504 W Mountain View Road	APPARENT NON-HOA PROPERTY
Page | 13

91200888	1706 W McNair Street	APPARENT NON-HOA PROPERTY
91200889	14642 N 36th Street	APPARENT NON-HOA PROPERTY
91200892	1209 W Mariposa Street	APPARENT NON-HOA PROPERTY
91200894	5227 N 87th Avenue	APPARENT NON-HOA PROPERTY
91200902	4407 W Onyx Avenue	APPARENT NON-HOA PROPERTY
91200904	10782 W Angels Lane	APPARENT NON-HOA PROPERTY
91200949	21465 N 29th Drive	APPARENT NON-HOA PROPERTY
91200965	3938 W Redfield Road	APPARENT NON-HOA PROPERTY
91200968	4849 W Mountain View Road	APPARENT NON-HOA PROPERTY
91200971	4034 E Gelding Drive	APPARENT NON-HOA PROPERTY
91200977	9175 W Grovers Avenue	APPARENT NON-HOA PROPERTY
91200981	6404 W Monterey Place	APPARENT NON-HOA PROPERTY
91201003	7026 W Purdue Avenue	APPARENT NON-HOA PROPERTY
91201011	7035 W Vermont Avenue	APPARENT NON-HOA PROPERTY
91201037	232 E Merrill Avenue	APPARENT NON-HOA PROPERTY
91201042	6343 W Onyx Avenue	APPARENT NON-HOA PROPERTY
91201064	8064 E Fox Street	APPARENT NON-HOA PROPERTY
91201086	3224 E Carol Avenue	APPARENT NON-HOA PROPERTY
91201088	7565 W Corrine Drive	APPARENT NON-HOA PROPERTY
91201099	18612 N 2nd Avenue	APPARENT NON-HOA PROPERTY
91201135	4039 W Ruth Avenue	APPARENT NON-HOA PROPERTY
91201145	3638 E Presidio Road	APPARENT NON-HOA PROPERTY
91201149	1538 N Horne Street	APPARENT NON-HOA PROPERTY
91201152	741 W Posada Avenue	APPARENT NON-HOA PROPERTY
91201156	12747 W Larkspur Road	APPARENT NON-HOA PROPERTY
91201161	8639 W Devonshire Avenue	APPARENT NON-HOA PROPERTY
91201176	1618 N Arrowhead Drive	APPARENT NON-HOA PROPERTY
91201194	3727 E Dahlia Drive	APPARENT NON-HOA PROPERTY
91201202	6438 W Sells Drive	APPARENT NON-HOA PROPERTY
91201205	3110 E John Cabot Drive	APPARENT NON-HOA PROPERTY
91201214	13601 N 41st Street	APPARENT NON-HOA PROPERTY
91201222	547 W Caroline Lane	APPARENT NON-HOA PROPERTY
91201229	11112 W Calle Del Sol	APPARENT NON-HOA PROPERTY
91201238	809 N 95th Place	APPARENT NON-HOA PROPERTY
91201239	7044 W Taylor Street	APPARENT NON-HOA PROPERTY
91201250	3742 W Medlock Drive	APPARENT NON-HOA PROPERTY
91201277	6447 W Reade Avenue	APPARENT NON-HOA PROPERTY
91201286	3018 S Standage Street	APPARENT NON-HOA PROPERTY
91201304	2921 W Madras Lane	APPARENT NON-HOA PROPERTY
91201319	3827 W Gelding Drive	APPARENT NON-HOA PROPERTY
91201323	318 W Stanford Avenue	APPARENT NON-HOA PROPERTY
91201398	2220 E Delgado Street	APPARENT NON-HOA PROPERTY
91201412	605 N Palm Circle	APPARENT NON-HOA PROPERTY
Page | 14

91590171	3021 Viola Lane	APPARENT NON-HOA PROPERTY
91590205	1112 Coy Way	APPARENT NON-HOA PROPERTY
91590227	8104 Poplar Grove Circle	APPARENT NON-HOA PROPERTY
91590248	7906 Kingston Drive	APPARENT NON-HOA PROPERTY
91590380	2614 Flintridge Drive	APPARENT NON-HOA PROPERTY
91590418	3108 Hickory Grove Drive	APPARENT NON-HOA PROPERTY
91590547	6210 Idlebrook Drive	APPARENT NON-HOA PROPERTY
91590554	5738 Justins Forest Drive	APPARENT NON-HOA PROPERTY
91590556	638 Wilora Landing Road	APPARENT NON-HOA PROPERTY
91590659	821 Jerilyn Drive	APPARENT NON-HOA PROPERTY
91700262	104 New Hope Road	APPARENT NON-HOA PROPERTY
91700687	28326 Openfield Loop	APPARENT NON-HOA PROPERTY
91700775	10887 111th Place N	APPARENT NON-HOA PROPERTY
91700797	1549 Firewheel Drive	APPARENT NON-HOA PROPERTY
91701426	4401 Akita Drive	APPARENT NON-HOA PROPERTY
91800163	60 Railside Drive	APPARENT NON-HOA PROPERTY
91800165	30 Carver Drive	APPARENT NON-HOA PROPERTY
91800538	2021 Terra Court	APPARENT NON-HOA PROPERTY
91800552	2540 Harbins Mill Drive	APPARENT NON-HOA PROPERTY
91800706	3614 Janna Lane	APPARENT NON-HOA PROPERTY
91801212	202 Holly Lane	APPARENT NON-HOA PROPERTY
91801315	2189 Carey Circle	APPARENT NON-HOA PROPERTY
91801567	323 Apache Drive	APPARENT NON-HOA PROPERTY
91802190	71 Caroline Lane	APPARENT NON-HOA PROPERTY
91802503	21 Oliver Court	APPARENT NON-HOA PROPERTY
91802539	2810 Brookwest Drive SW	APPARENT NON-HOA PROPERTY
91802712	2709 Braemore Glen	APPARENT NON-HOA PROPERTY
91802932	1032 Hamilton Drive	APPARENT NON-HOA PROPERTY
91802995	735 Ashford Cove Drive	APPARENT NON-HOA PROPERTY
91803030	6197 Stoney Cove	APPARENT NON-HOA PROPERTY
91803104	5044 Rosemeade Court	APPARENT NON-HOA PROPERTY
91803164	555 North Oakland Circle	APPARENT NON-HOA PROPERTY
91803173	720 Barrington Way	APPARENT NON-HOA PROPERTY
91803174	4840 Minden Chase	APPARENT NON-HOA PROPERTY
91803180	3143 Oak Vista Way	APPARENT NON-HOA PROPERTY
91803201	429 Sugar Springs Way	APPARENT NON-HOA PROPERTY
91803223	1078 Gwens Trail	APPARENT NON-HOA PROPERTY
91803236	219 Cedar Mill Lane	APPARENT NON-HOA PROPERTY
91803237	317 Regal Drive	APPARENT NON-HOA PROPERTY
91803252	207 Jack Circle	APPARENT NON-HOA PROPERTY
91803302	5825 William Vernon Drive	APPARENT NON-HOA PROPERTY
91803373	205 Eagle View Trace	APPARENT NON-HOA PROPERTY
91803398	215 Railside Drive	APPARENT NON-HOA PROPERTY
Page | 15

91803433	984 Fox Valley Trail	APPARENT NON-HOA PROPERTY
91803437	2650 Club Forest Court SE	APPARENT NON-HOA PROPERTY
91803441	5693 Winchester Place	APPARENT NON-HOA PROPERTY
91803454	105 Foster Trace	APPARENT NON-HOA PROPERTY
92300003	3613 Bellflower Drive	APPARENT NON-HOA PROPERTY
92300009	4508 Temblor Way	APPARENT NON-HOA PROPERTY
92300023	2204 Jefferson Way	APPARENT NON-HOA PROPERTY
92300027	1041 Fallenleaf Way	APPARENT NON-HOA PROPERTY
92300028	748 La Cruz L	APPARENT NON-HOA PROPERTY
92300037	322 Norman Avenue	APPARENT NON-HOA PROPERTY
92300038	514 Eider Lane	APPARENT NON-HOA PROPERTY
92300045	24 Orinda Circle	APPARENT NON-HOA PROPERTY
92300057	120 Weymouth Court	APPARENT NON-HOA PROPERTY
92300068	610 Charles Way	APPARENT NON-HOA PROPERTY
92300074	1306 Canterbury Drive	APPARENT NON-HOA PROPERTY
92300078	4879 Snowy Egret Way	APPARENT NON-HOA PROPERTY
92300087	744 Cherrywood Street	APPARENT NON-HOA PROPERTY
92300095	2616 Kenney Drive	APPARENT NON-HOA PROPERTY
92300100	168 Jordan Street	APPARENT NON-HOA PROPERTY
92300105	1024 Rock Ridge Court	APPARENT NON-HOA PROPERTY
92300114	243 Avalon Circle	APPARENT NON-HOA PROPERTY
92300121	206 Tanganyka Court	APPARENT NON-HOA PROPERTY
92300131	2334 Teal Court	APPARENT NON-HOA PROPERTY
92300156	30 Rudder Court	APPARENT NON-HOA PROPERTY
92300157	512 Lassen Avenue	APPARENT NON-HOA PROPERTY
92300170	3015 Camby Road	APPARENT NON-HOA PROPERTY
92300204	809 Putnam Street	APPARENT NON-HOA PROPERTY
92300232	5013 Perry Way	APPARENT NON-HOA PROPERTY
92300233	3228 Blythe Drive	APPARENT NON-HOA PROPERTY
92300234	4901 Burgundy Drive	APPARENT NON-HOA PROPERTY
92300235	2009 Biglow Drive	APPARENT NON-HOA PROPERTY
92300237	176 Clyde Street	APPARENT NON-HOA PROPERTY
92300239	25 Heatherwood Court	APPARENT NON-HOA PROPERTY
92300242	1928 Acacia Avenue	APPARENT NON-HOA PROPERTY
92300245	1432 Lilac Lane #2	APPARENT NON-HOA PROPERTY
92300246	1432 Lilac Lane #1	APPARENT NON-HOA PROPERTY
92300249	331 Madison Ave	APPARENT NON-HOA PROPERTY
92300254	64 Jimno Avenue	APPARENT NON-HOA PROPERTY
92300261	233 Jimno Avenue	APPARENT NON-HOA PROPERTY
92300277	98 Cresta Blanca	APPARENT NON-HOA PROPERTY
92300301	509 Cabrillo Avenue	APPARENT NON-HOA PROPERTY
92300310	127 Mae Avenue	APPARENT NON-HOA PROPERTY
92300331	2708 Greenwood Drive	APPARENT NON-HOA PROPERTY
Page | 16

92300352	4253 Salgado Avenue	APPARENT NON-HOA PROPERTY
92300353	3518 Straitwood Court	APPARENT NON-HOA PROPERTY
92300354	2920 Palo Verde Way	APPARENT NON-HOA PROPERTY
92300356	3604 Baywood Circle	APPARENT NON-HOA PROPERTY
92300357	2932 Los Altos Way	APPARENT NON-HOA PROPERTY
92300380	2149 Peachtree Circle	APPARENT NON-HOA PROPERTY
92300633	5927 Meghan Way	APPARENT NON-HOA PROPERTY
90901382	725 Villa Ridge Drive	APPARENT NON-HOA PROPERTY
90710234	10223 Canton Fld	APPARENT NON-HOA PROPERTY
90710253	1306 Bay Horse Drive	APPARENT NON-HOA PROPERTY
90710270	6333 Village Club	APPARENT NON-HOA PROPERTY
90710272	350 Lemur Drive	APPARENT NON-HOA PROPERTY
90710279	9630 Hidden Plains Street	APPARENT NON-HOA PROPERTY
90710280	244 Emporia Boulevard	APPARENT NON-HOA PROPERTY
90710290	2330 Oriley Street	APPARENT NON-HOA PROPERTY
90901230	714 Button Drive	APPARENT NON-HOA PROPERTY
90901251	620 Dayton Road	APPARENT NON-HOA PROPERTY
90901253	6002 Flyers Lane	APPARENT NON-HOA PROPERTY
90901260	4209 Devon Court	APPARENT NON-HOA PROPERTY
90901264	3813 Bigleaf Lane	APPARENT NON-HOA PROPERTY
90901265	3913 Manzinita Street	APPARENT NON-HOA PROPERTY
90901267	4704 Wineberry Drive	APPARENT NON-HOA PROPERTY
90901290	1113 Rosewood Lane	APPARENT NON-HOA PROPERTY
91100591	113 Thornby Road	APPARENT NON-HOA PROPERTY
91100594	416 Kenton Drive	APPARENT NON-HOA PROPERTY
91100617	201 Trowbridge Road	APPARENT NON-HOA PROPERTY
91100638	165 Cane Brake Drive	APPARENT NON-HOA PROPERTY
91804453	3031 Stone Bridge Trail SW	APPARENT NON-HOA PROPERTY
91804465	335 Scarlett Lane	APPARENT NON-HOA PROPERTY
91804474	35 Brandywine Drive	APPARENT NON-HOA PROPERTY
91804484	4098 McClesky Drive NE	APPARENT NON-HOA PROPERTY
91804579	2332 Morning Dew Place	APPARENT NON-HOA PROPERTY
91900414	4040 Dogwood Lane	APPARENT NON-HOA PROPERTY
91590630	8000 Meadowdale Lane	APPARENT NON-HOA PROPERTY

Page | 17